Average Annual Total Returns	12 Months Ended	37 Months Ended	42 Months Ended	48 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended			60 Months Ended				61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	70 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Price Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.39% [1]				11.19% [2]	11.12% [3]	12.12% [4]	12.84% [5]		13.22%	[6]	12.75%	[1]	12.75%	[1]	13.33% [7]	15.35% [8]	14.48% [9]	13.39% [10]	14.59% [11]	15.47% [12]
S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%				12.84%	12.78%	13.78%	14.52%	14.67%	14.91%		14.42%		14.42%		15.02%	17.08%	16.20%	15.09%	16.32%	17.21%
NASDAQ Composite Total Return Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.14%													13.35%								19.54%
MSCI World Net USD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	19.71%
S&P Global Infrastructure Total Return Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.58%	13.73%
S&P 900 Total Return Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.30%			10.80%
ICE BofA Broad U.S. Market Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.15%		3.05%
ICE BofA 0-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.86%		3.94%
TrueShares Structured Outcome (January) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.40%											11.24%		11.24%
Performance Inception Date												Dec. 31, 2020
TrueShares Structured Outcome (January) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.76%											10.24%		10.24%
TrueShares Structured Outcome (January) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.35%											8.44%		8.44%
TrueShares Structured Outcome (February) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.74%									11.69%
Performance Inception Date										Jan. 29, 2021
TrueShares Structured Outcome (February) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.33%									10.47%
TrueShares Structured Outcome (February) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.55%									8.72%
TrueShares Structured Outcome (March) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.76%							10.74%
Performance Inception Date								Feb. 26, 2021
TrueShares Structured Outcome (March) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.31%							9.11%
TrueShares Structured Outcome (March) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.56%							7.71%
TrueShares Structured Outcome (April) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.76%						11.02%
Performance Inception Date							Mar. 31, 2021
TrueShares Structured Outcome (April) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.28%						10.13%
TrueShares Structured Outcome (April) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.56%						8.32%
TrueShares Structured Outcome (May) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.50%					8.59%
Performance Inception Date						Apr. 30, 2021
TrueShares Structured Outcome (May) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.53%					7.72%
TrueShares Structured Outcome (May) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.00%					6.33%
TrueShares Structured Outcome (June) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.55%				9.00%
Performance Inception Date					May 28, 2021
TrueShares Structured Outcome (June) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.53%				7.79%
TrueShares Structured Outcome (June) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.43%				6.49%
TrueShares Structured Outcome (July) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.95%													11.53%							13.58%
Performance Inception Date																					Jun. 30, 2020
TrueShares Structured Outcome (July) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.07%													9.94%							12.11%
TrueShares Structured Outcome (July) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.70%													8.45%							10.27%
TrueShares Structured Outcome (August) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.02%													11.13%						12.48%
Performance Inception Date																				Jul. 31, 2020
TrueShares Structured Outcome (August) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.42%													10.13%						11.54%
TrueShares Structured Outcome (August) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.72%													8.38%						9.57%
TrueShares Structured Outcome (September) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.76%													11.85%					12.38%
Performance Inception Date																			Aug. 31, 2020
TrueShares Structured Outcome (September) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.78%													10.96%					11.55%
TrueShares Structured Outcome (September) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.56%													9.01%					9.52%
TrueShares Structured Outcome (October) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.68%													11.34%				12.57%
Performance Inception Date																		Sep. 30, 2020
TrueShares Structured Outcome (October) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.93%													10.54%				11.80%
TrueShares Structured Outcome (October) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.52%													8.65%				9.71%
TrueShares Structured Outcome (November) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.93%													11.78%			13.54%
Performance Inception Date																	Oct. 30, 2020
TrueShares Structured Outcome (November) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.36%													10.94%			12.72%
TrueShares Structured Outcome (November) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.67%													8.99%			10.49%
TrueShares Structured Outcome (December) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.32%													11.56%		11.74%
Performance Inception Date																Nov. 30, 2020
TrueShares Structured Outcome (December) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.88%													10.77%		10.96%
TrueShares Structured Outcome (December) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.30%													8.83%		8.99%
TrueShares Technology, AI & Deep Learning ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.23%													0.04%								11.70%
Performance Inception Date																						Feb. 28, 2020
TrueShares Technology, AI & Deep Learning ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.23%													0.03%								11.69%
TrueShares Technology, AI & Deep Learning ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.16%													0.03%								9.42%
Polen Dividend Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.63%								11.46%
Performance Inception Date									Jan. 27, 2021
Polen Dividend Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.88%								10.56%
Polen Dividend Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.33%								8.92%
TrueShares Eagle Global Renewable Energy Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	36.19%	5.95%
Performance Inception Date		Dec. 08, 2022
TrueShares Eagle Global Renewable Energy Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	35.99%	5.99%
TrueShares Eagle Global Renewable Energy Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	22.24%	5.09%
RiverNorth Patriot ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.48%			5.13%
Performance Inception Date				Dec. 31, 2021
RiverNorth Patriot ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.09%			4.78%
RiverNorth Patriot ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.10%			3.90%
RiverNorth Enhanced Pre-Merger SPAC ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.18%		6.72%
Performance Inception Date			Jul. 11, 2022
RiverNorth Enhanced Pre-Merger SPAC ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.75%		4.40%
RiverNorth Enhanced Pre-Merger SPAC ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.44%		4.28%

[1]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[2]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[3]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[4]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[5]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[6]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[7]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[8]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[9]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[10]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[11]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.
[12]	Unlike the S&P 500 Total Return Index, the S&P 500 Price Index excludes dividends. The returns of the S&P 500 Price Index are lower than the S&P 500 Total Return Index due to such exclusion of dividends.